Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	May 31, 2024	Oct. 17, 2023
Statement of Financial Position [Abstract]
Ordinary share, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	500,000,000	500,000,000	19,999,900
Ordinary share, shares issued	23,565,000	20,000,000		100
Ordinary share, shares outstanding	23,565,000	20,000,000		100